Current Liabilities and Debt Obligations, Enlightenment Capital Credit Agreement (FY) (Details)						12 Months Ended
	Mar. 26, 2020 USD ($) Extension	Jul. 19, 2019 USD ($)	Jul. 18, 2019 USD ($)	Mar. 31, 2018 shares	Jan. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Apr. 18, 2017 USD ($)
Accounts Payable and Other Accrued Payables [Abstract]
Trade account payables						$ 13,500,000	$ 18,500,000
Accrued trade payables						$ 1,500,000	3,300,000
Enlightenment Capital Credit Agreement [Abstract]
Warrants exercise price (in dollars per share) | $ / shares						$ 1.665
Long-term Debt [Abstract]
Senior term loan principal, including exit fee						$ 17,200,000	11,825,000
Less: Unamortized discount, debt issuance costs, and lender fees						(865,000)	(841,000)
Senior term loan, net						16,335,000	10,984,000
Subsequent Events [Member]
Long-term Debt [Abstract]
Number of quarterly maturity date extensions | Extension	4
Amount of increase in quarterly exit fee payable	$ 250,000
Amount of increase in exit fee payable	1,000,000
Amendment fee and out-of-pocket costs and expenses	$ 100,000
Credit Agreement [Member]
Enlightenment Capital Credit Agreement [Abstract]
Credit agreement exit fee						$ 825,000
Effective interest rate						15.00%
Credit agreement transaction costs						$ 374,000
Long-term Debt [Abstract]
Interest expense						2,200,000	$ 1,700,000	$ 1,500,000
Exit fee						$ 825,000
Class A Common Stock [Member]
Enlightenment Capital Credit Agreement [Abstract]
Common stock, par value (in dollars per share) | $ / shares						$ 0	$ 0
Porter [Member]
Enlightenment Capital Credit Agreement [Abstract]
Maturity date						Jul. 25, 2022	Jul. 01, 2017
Aggregate redemption price									$ 2,112,000
Enlightenment Capital Solutions Fund II LP [Member]
Enlightenment Capital Credit Agreement [Abstract]
Senior term loan		$ 16,000,000
Maturity date		Jan. 15, 2021	Jan. 25, 2022
Credit agreement exit fee		$ 1,200,000	$ 825,000
Effective interest rate		17.30%
Long-term Debt [Abstract]
Additional borrowings		$ 5,000,000
Principal amount		$ 16,000,000
Prepayment price percentage for January 26, 2019 to January 25, 2020		102.00%
Prepayment price percentage for January 26, 2020 to October 14, 2020		101.00%
Agent fee		$ 110,000
Exit fee		$ 1,200,000	$ 825,000
Enlightenment Capital Solutions Fund II LP [Member] | Class A Common Stock [Member]
Enlightenment Capital Credit Agreement [Abstract]
Warrants issued to purchase shares of common stock (in shares) | shares					900,970.463
Common stock, par value (in dollars per share) | $ / shares					$ 0
Percentage of warrants issued of common equity interests					2.50%
Warrants exercise price (in dollars per share) | $ / shares					$ 1.665
Warrants expiration date						Jan. 25, 2027
Emmett J. Wood [Member] | Class A Common Stock [Member]
Long-term Debt [Abstract]
Number of shares held by related party (in shares) | shares				39,680		810,000
Term loan [Member] | Porter [Member]
Enlightenment Capital Credit Agreement [Abstract]
Increase in interest rate				1.00%
Term loan [Member] | Enlightenment Capital Solutions Fund II LP [Member]
Enlightenment Capital Credit Agreement [Abstract]
Senior term loan					$ 11,000,000
Maturity date						Jan. 25, 2022
Accrual rate					13.00%
Increase in interest rate					14.50%
Increase in interest rate in event of default					2.00%
Monthly accrued interest rate during continuance of an Alternate Interest Rate Event					11.50%
Number of days prior written notice						30 days
Proceeds from loan prepayment					$ 1,100,000
Long-term Debt [Abstract]
Principal amount					$ 11,000,000
Term loan [Member] | Enlightenment Capital Solutions Fund II LP [Member] | Minimum [Member]
Enlightenment Capital Credit Agreement [Abstract]
Monthly accrued interest rate						10.00%